Restructuring Expenses - Additional Information (Detail) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Restructuring Cost and Reserve [Line Items]
Severance and termination benefits	$ 1,900,000		$ 1,900,000		$ 522,000	$ 1,700,000	$ 950,000
Write down of tooling,production and test equipment	2,300,000	805,000	4,200,000	1,400,000	4,200,000	1,400,000	1,300,000
Inventory valuation allowance	12,300,000	255,000	12,358,895	264,567	20,537,341	2,691,787	4,451,542
Provision for expected losses on purchase commitments	270,000	0	264,567	0	8,500,000
Expenses offset by gain on the exit of LEDS Japan						601,000
Remaining accrual			1,400,000		543,000
United States [Member]
Restructuring Cost and Reserve [Line Items]
Reduction in full time headcount			7
Restructuring Charges [Member]
Restructuring Cost and Reserve [Line Items]
Write down of tooling,production and test equipment					76,000
Inventory valuation allowance					$ 19,200,000